PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Property Plant And Equipment Abstract
Depreciation expenses	$ 44,503	$ 0	$ 114,161	$ 0
Purchase of football equipment	$ 76,268		$ 76,268